PREPAYMENTS AND OTHER CURRENT ASSETS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Provision for doubtful accounts	$ 108	$ 283
Reversal of provision for doubtful accounts			$ 18